Note 12: Restructuring and Other Costs (Tables)	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Schedule of Restructuring and Related Costs [Text Block]
(Dollars in millions)
Otis	$73
Carrier	46
UTC Fire & Security	80
Pratt & Whitney	67
Hamilton Sundstrand	16
Sikorsky	53
Eliminations and other	1
Total	$336

(Dollars in millions)	Severance	Asset Write-Downs	Facility Exit, Lease Termination and Other Costs	Total
Expected costs	$290	$4	$74	$368
Costs incurred during 2011	(259)	(4)	(23)	(286)

Remaining costs at December 31, 2011	$31	$-	$51	$82

(Dollars in millions)	Expected Costs	Costs Incurred During 2011	Remaining Costs at December 31, 2011
Otis	$100	$(76)	$24
Carrier	47	(31)	16
UTC Fire & Security	68	(62)	6
Pratt & Whitney	65	(52)	13
Hamilton Sundstrand	14	(13)	1
Sikorsky	73	(51)	22
Eliminations and other	1	(1)	-

Total	$368	$(286)	$82

(Dollars in millions)	Severance	Asset Write-Downs	Facility Exit, Lease Termination and Other Costs	Total
Expected costs	$319	$30	$98	$447
Costs incurred during 2010	(301)	(19)	(51)	(371)
Costs incurred during 2011	(9)	(11)	(35)	(55)

Remaining costs at December 31, 2011	$9	$-	$12	$21

(Dollars in millions)	Expected Costs	Costs Incurred During 2010	Costs Incurred During 2011	Remaining Costs at December 31, 2011
Otis	$87	$(87)	$-	$-
Carrier	98	(74)	(19)	5
UTC Fire & Security	94	(64)	(23)	7
Pratt & Whitney	93	(84)	(8)	1
Hamilton Sundstrand	40	(29)	(3)	8
Sikorsky	17	(15)	(2)	-
Eliminations and other	18	(18)	-	-
Total	$447	$(371)	$(55)	$21

Schedule of Restructuring Reserve by Type of Cost [Text Block]
(Dollars in millions)	Severance	Asset Write-Downs	Facility Exit, Lease Termination and Other Costs	Total
Net pre-tax restructuring charges	$259	$4	$23	$286
Utilization and foreign exchange	(115)	(4)	(13)	(132)

Balance at December 31, 2011	$144	$-	$10	$154

(Dollars in millions)	Severance	Asset Write-Downs	Facility Exit, Lease Termination and Other Costs	Total
Restructuring accruals at January 1, 2011	$203	$-	$24	$227
Net pre-tax restructuring charges	9	11	35	55
Utilization and foreign exchange	(156)	(11)	(44)	(211)

Balance at December 31, 2011	$56	$-	$15	$71